ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for accounts receivable
Movement of allowances
Beginning of the year	$ 9,505,481	$ 7,956,036	$ 18,029,440
Allowances made (reversal) during the year	43,240,595	6,552,926	(10,082,718)
Accounts written-off against allowances	(5,325,908)	(5,053,538)
Foreign exchange effect	162,049	50,057	9,314
Closing balance	47,582,217	9,505,481	7,956,036
Allowances for accounts receivable | Other
Movement of allowances
Allowances made during the year	15,300,000
Allowances for accounts receivable | Chaori Solar
Movement of allowances
Allowances made during the year	18,700,000
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	38,123,721	19,389,542	10,985,195
Allowances made (reversal) during the year	370,622	17,728,681	10,239,858
Accounts written-off against allowances			(2,205,848)
Foreign exchange effect	51,144	1,005,498	370,337
Closing balance	$ 38,545,487	$ 38,123,721	$ 19,389,542